THE HUNTINGTON FUNDS

HUNTINGTON DISCIPLINED EQUITY FUND

CLASS A SHARES

TRUST SHARES

HUNTINGTON REAL STRATEGIES FUND

CLASS A SHARES

TRUST SHARES

HUNTINGTON SITUS FUND

CLASS A SHARES

TRUST SHARES

SUPPLEMENT DATED OCTOBER 4, 2013 TO THE PROSPECTUS DATED APRIL 30, 2013

NOTICE OF FUNDS’ EXPENSE CAPS PURSUANT TO ADVISOR’S FEE WAIVERS

Effective December 13, 2013, the Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington Disciplined Equity Fund (the “Disciplined Equity Fund”) to the extent necessary in order to limit the Disciplined Equity Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.01% and 1.26% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Effective December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington Real Strategies Fund (the “Real Strategies Fund”) to the extent necessary in order to limit the Real Strategies Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.10% and 1.35% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Effective December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington Situs Fund (the “Situs Fund”) to the extent necessary in order to limit the Situs Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.03% and 1.28% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

CLASS A SHARES

TRUST SHARES

SUPPLEMENT DATED OCTOBER 4, 2013 TO THE PROSPECTUS DATED

FEBRUARY 28, 2013

NOTICE OF FUND’S EXPENSE CAP PURSUANT TO ADVISOR’S FEE WAIVER

Effective December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Huntington World Income Fund (the “World Income Fund”) to the extent necessary in order to limit the World Income Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.74% and 0.99% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED OCTOBER 4, 2013 TO THE HUNTINGTON FUNDS RETAIL

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF OCTOBER 4, 2013, PLEASE REPLACE THE SECTION TITLED “INVESTMENT RESTRICTIONS” ON PAGES 44 THROUGH 47 IN THE HUNTINGTON FUNDS RETAIL STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund. The investment restrictions pertain to each Fund unless otherwise noted. In effectuating the Asset Allocation Funds’ investment goals and strategies, each Asset Allocation Fund will look through to the investments of the Underlying Funds.

Each Fund:

(1)	May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3)	May lend or borrow money up to 33 1⁄3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

(4)	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)	May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. (For all Funds except Ohio Municipal Money Market Fund and Ohio Tax-Free Fund.)

(8)	May not invest more than 10% of the Fund’s net assets at the time of purchase in options on securities (long puts and calls). In addition, each Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of the Fund’s assets.

(9)	May not invest more than 15% of a Fund’s net assets (5% for the Money Market Funds) at the time of the purchase in illiquid securities.

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, certain Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund’s non-fundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness.

Except for the Rotating Markets Fund and Real Strategies Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Strategies Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.

Note, with respect to the Global Select Markets Fund and Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange-traded funds which concentrate (that is, invest more than 25% of their assets) in the same industry, provided that (i) through its investment in index-based securities, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in investment companies. The Real Strategies Fund may also indirectly invest more than 25% of its assets in one industry indirectly through investments in index-based securities which do not concentrate in the industry.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. “Concentration” is generally interpreted under the 1940 Act to refer to an investment of more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits a Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The following are non-fundamental policies of the indicated Fund:

Tax-Free Money Market Fund*

•	under normal circumstances, the Tax-Free Money Market Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in tax-exempt securities. Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

Ohio Municipal Money Market Fund*

•	under normal circumstances, the Ohio Municipal Money Market Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in Ohio tax-exempt securities. Ohio tax-exempt securities are debt obligations which are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities, municipalities and political subdivisions.

U.S. Treasury Money Market Fund*

•	under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

Disciplined Equity Fund*

•	under normal circumstances, the Disciplined Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities and options contracts on equity securities and indexes.

Dividend Capture Fund*

•	under normal circumstances, the Dividend Capture Fund will invest at least 65% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor.

Income Equity Fund*

•	under normal circumstances, the Income Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

International Equity Fund*

•	under normal circumstances, the International Equity Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Mid Corp America Fund*

•	under normal circumstances, the Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

•	under normal circumstances, the Mid Corp America Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

Rotating Markets Fund

•	under normal circumstances, the Rotating Markets Fund will invest at least 75% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

Situs Fund*

•	under normal circumstances, the Situs Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Fixed Income Securities Fund*

•	under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

•	under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in U.S. Government securities.

Mortgage Securities Fund*

•	under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

Ohio Tax-Free Fund*

•	under normal circumstances, the Ohio Tax-Free Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in Ohio tax-exempt securities. Ohio tax-exempt securities are debt obligations which are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities, municipalities and political subdivisions.

*	Except for the Rotating Markets Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund will provide the same shareholder notice on a voluntary basis.

Certain Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their net assets to investments that have economic characteristics similar to equity securities contained in financial instruments. For purposes of such non-fundamental investment policy, the term “assets” includes the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by such Fund’s name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures). The Board of Trustees has adopted a policy to provide investors with at least 60 day’s notice prior to changes in a Fund’s 80% investment policy.

The following investment limitations are non-fundamental policies of the Funds:

(1)	The Funds will not invest more than 15% of net assets in illiquid securities (5% in the case of money market funds).

(2)	In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

The following investment limitations of the Disciplined Equity Fund, Dividend Capture Fund, Global Select Markets Fund, International Equity Fund, Mid Corp America Fund, Rotating Markets Fund and Situs Fund are non-fundamental policies. The Funds will not:

(1)	Invest in companies for the purpose of exercising control.

(2)	Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund’s fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

(3)	Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

(4)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

(5)	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

The following investment limitation of the Disciplined Equity Fund, Dividend Capture Fund, Global Select Markets Fund, Growth Fund, Income Equity Fund, International Equity Fund, Mid Corp America Fund, Real Strategies Fund, Situs Fund, Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund is a non-fundamental policy. The Funds will not:

(1)	Invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.